Right of Use Assets and Operating Lease Liability	12 Months Ended
Dec. 31, 2024
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 7. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

The Company has entered into a lease agreement on May 10, 2024 for an office unit located at 101 Upper Cross Street, People’s Park Centre, #02-27, Singapore 058357, with a total lease commitment of approximately $98,789 for the full lease term.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	As of December 31,
	2024	2023
Leasehold buildings	$3,611,792	$3,648,367
Accumulated amortization	(1,671,677)	(957,846)
ROU assets, net of accumulated amortization	$1,940,115	$2,690,521

	For the years ended December 31,
	2024	2023	2022
Operating lease cost:
Operating lease costs	$148,921	$114,694	$283,521
Short-term lease costs	497,785	246,489	362,665
	$646,706	$361,183	$646,186

Supplemental cash flow information:
Operating cash flows from operating leases	$450,780	$295,416	$177,779
Right-of-use obtained in exchange for new operating lease liabilities	91,718	3,045,610	61,022
Weighted-average remaining lease term (years):
Operating leases	3.12	5.04	1.33

As of December 31, 2024 and 2023, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Years Ended December 31,
2025	$790,026
2026	695,623
2027	693,249
2028	207,975
Total operating lease payment	2,386,873
Less: Imputed interest	(203,343)
Present value of operating lease liabilities	2,183,529

Operating lease liabilities – current	$684,143
Operating lease liabilities – non-current	$1,499,386